Financial Instruments And Risk Managment (Timing Of Cash Outflows To Financial Liabilities) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Accounts Payable and Accrued Liabilities [Member]
Derivative [Line Items]
Financial Liabilites Cash Outflow-Less Than One Year	$ 1,311
Financial Liabilities Cash Outflow-Total	1,311
Derivative Financial Instruments, Liabilities [Member]
Derivative [Line Items]
Financial Liabilites Cash Outflow-Less Than One Year	16
Financial Liabilites Cash Outflow-One to Three Years	9
Financial Liabilities Cash Outflow-Total	25
Long-term Debt [Member]
Derivative [Line Items]
Financial Liabilites Cash Outflow-Less Than One Year	306
Financial Liabilites Cash Outflow-One to Three Years	611
Financial Liabilites Cash Outflow-Three Four to Five Years	1,701
Financial Liabilites Cash Outflow-Six to Nine Years	1,587
Financial Liabilities Cash Outflow-Greater Than Nine Years	6,151
Financial Liabilities Cash Outflow-Total	10,356
Other Noncurrent Liabilities [Member]
Derivative [Line Items]
Financial Liabilites Cash Outflow-One to Three Years	17
Financial Liabilites Cash Outflow-Three Four to Five Years	2
Financial Liabilities Cash Outflow-Greater Than Nine Years	4
Financial Liabilities Cash Outflow-Total	$ 23